UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, February 9, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $511,236


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD                        COM   G1150G111  23574     816550   SH         SOLE       615500       201050
American Intl Group Inc              COM   026874107    751      11000   SH         SOLE        11000            0
AMLI Residential Pptys Trust         COM   001735109   5066     133150   SH         SOLE       108400        24750
Avalonbay Cmntys Inc                 COM   053484101   1035      11600   SH         SOLE        11600            0
BearingPoint, Inc.                   COM   074002106   9289    1181850   SH         SOLE       906000       275850
Berkshire Hathaway Inc Del Cl B      COM   084670207  48641      16570   SH         SOLE        12085         4485
Boston Properties Inc                COM   101121101    919      12400   SH         SOLE        12400            0
Cabelas Inc                          COM   126804301    913      55000   SH         SOLE        55000            0
Cendant Corp                         COM   151313103  47647    2762150   SH         SOLE      2025800       736350
Chubb Corp                           COM   171232101  20691     211887   SH         SOLE       154525        57362
The Coca-Cola Co        	     COM   191216100  16682     413850   SH         SOLE       306700       107150
Commonwealth Bankshares Inc          COM   202736104    646      23585   SH         SOLE        23585            0
Corinthian Colleges Inc              COM   218868107  13385    1137199   SH         SOLE       831624       305575
Drew Inds Inc                    COM NEW   26168L205   1128      40000   SH         SOLE        40000            0
Duckwall-Alco Stores Inc New         COM   264142100    791      34642   SH         SOLE        34642            0
Essex Ppty Tr Inc                    COM   297178105   1014      11000   SH         SOLE        11000            0
Federal Home Ln Mtg Corp             COM   313400301  24355     372690   SH         SOLE       271585       101105
FirstBank NW Corp                    COM   33762X106   1828      57301   SH         SOLE        57301            0
Gartner Inc. Cl A                    COM   366651107  17876    1385700   SH         SOLE       985100       400600
Greater Bay Bancorp                  COM   391648102   8582     334977   SH         SOLE       224727       110250
Helmerich & Payne Inc                COM   423452101   1486      24000   SH         SOLE        24000            0
Home Depot Inc                       COM   437076102    891      22000   SH         SOLE        22000            0
International Speedway Corp Cl A     COM   460335201   9326     194695   SH         SOLE       138532        56163
Johnson & Johnson                    COM   478160104  15169     252400   SH         SOLE       176350        76050
KCS Energy Inc                       COM   482434206   2180      90000   SH         SOLE        90000            0
Mattel, Inc                          COM   577081102  12508     790650   SH         SOLE       576850       213800
Medco Health Solutions, Inc          COM   58405U102  21237     380589   SH         SOLE       274489       106100
Mercury General Corp New             COM   589400100  21255     365084   SH         SOLE       263859       101225
Mestek Inc                           COM   590829107   7455     569122   SH         SOLE       416650       152472
Moneygram International Inc    	     COM   60935Y109  26287    1007950   SH         SOLE       742800       265150
NYMagic Inc                          COM   629484106    620      25000   SH         SOLE        25000            0
Neenah Paper Inc                     COM   640079109   1680      60000   SH         SOLE        60000            0
Omega Flex Inc                       COM   682095104   9855     566722   SH         SOLE       414250       152472
Pan Pacific Retail Pptys Inc         COM   69806L104    936      14000   SH         SOLE        14000            0
PHH Corp.                            COM   693320202   2834     101127   SH         SOLE        74807        26320
Pfizer Inc                           COM   717081103  19577     839475   SH         SOLE       620925       218550
Post Pptys Inc                       COM   737464107  13294     332775   SH         SOLE       238175        94600
Putnam Tax Free Health Care   SH BEN INT   746920107    203      16900   SH         SOLE        16900            0
Regency Ctrs Corp                    COM   758849103   1061      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   4036      71440   SH         SOLE        41640        29800
Simpson Manufacturing                COM   829073105   2908      80000   SH         SOLE        80000            0
Spirit Fin Corp                      COM   848568309   1135     100000   SH         SOLE       100000            0
Sun Communities Inc                  COM   866674104  14059     447735   SH         SOLE       331675       116060
Taubman Ctrs Inc                     COM   876664103   1043      30000   SH         SOLE        30000            0
Trizec Properties Inc                COM   89687P107    720      31400   SH         SOLE        31400            0
TJX Cos Inc New                      COM   872540109  27278    1174250   SH         SOLE       861450       312800
Ultra Petroleum Corp                 COM   903914109   1786      32000   SH         SOLE        32000            0
Van Kampen Mun Tr             SH BEN INT   920919107    618      44000   SH         SOLE        44000            0
Ventas Inc                           COM   92276F100   1025      32000   SH         SOLE        32000            0
Viad Corp                            COM   92552R406   5912     201554   SH         SOLE       145335        56219
Washington Post Co                   COM   939640108  20562      26879   SH         SOLE        19897         6982
Weight Watchers Intl Inc New         COM   948626106  17487     353775   SH         SOLE       256325        97450